Equity (Details) - Schedule of Stock Option Activity - $ / shares			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Option Activity [Abstract]
Shares, Options outstanding ending balance	9,882,500	5,297,500	8,822,500	9,882,500	5,895,000
Weighted Average Exercise Price, Options outstanding ending balance	$ 1.43	$ 1.74	$ 1.15	$ 1.43	$ 1.69
Weighted Average Remaining Term, Options outstanding ending balance	8 years 10 months 28 days	9 years 5 months 4 days	9 years 2 months 4 days	8 years 10 months 28 days	9 years 1 month 24 days
Shares, Options exercisable	3,181,250		3,222,500	3,181,250
Weighted Average Exercise Price, Options exercisable	$ 1.24		$ 1.16	$ 1.24
Weighted Average Remaining Term, Options exercisable			8 years 5 months 26 days	8 years 4 months 2 days
Shares, Options granted			2,000,000	6,440,000	3,365,000
Weighted Average Exercise Price, Options granted			$ 0.52	$ 1.24	$ 1.72
Weighted Average Remaining Term, Options granted			10 years	10 years	10 years
Shares, Options exercised
Weighted Average Exercise Price, Options exercised
Shares, Options cancelled			(3,060,000)	(2,452,500)	(2,767,500)
Weighted Average Exercise Price, Options cancelled			$ 1.58	$ 1.58	$ 1.8